RELATED PARTY TRANSACTIONS (Details) - Sales [Member] - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Related Party Transaction [Line Items]
Total	$ 0	$ 0	$ 192
Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	0	0	191
Shaanxi Tech Team Jinong Humic Acid Product Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	$ 0	$ 0	$ 1